CORPORATE BORROWINGS AND CAPITAL AND FINANCING LEASE OBLIGATIONS (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Mar. 31, 2015	Dec. 31, 2013	Feb. 07, 2014
CORPORATE BORROWINGS
Corporate borrowings and capital and financing lease obligations	1,900,263,000		$ 2,195,010,000
Less: current maturities	(23,598,000)	(23,901,000)	(16,080,000)
Corporate borrowings and capital and financing lease obligations, non-current	1,876,665,000		2,178,930,000
Unamortized premium and discounts	47,623,000
Senior Secured Credit Facility-Term Loan due 2020
CORPORATE BORROWINGS
Corporate borrowings and capital and financing lease obligations	760,018,000		767,502,000
Interest rate for borrowings	3.50%
5% Promissory Note payable to NCM due 2019
CORPORATE BORROWINGS
Corporate borrowings and capital and financing lease obligations	6,944,000		8,333,000
Stated interest rate (as a percent)	5.00%
8.75% Senior Fixed Rate Notes due 2019
CORPORATE BORROWINGS
Corporate borrowings and capital and financing lease obligations			647,666,000
Stated interest rate (as a percent)	8.75%
9.75% Senior Subordinated Notes due 2020
CORPORATE BORROWINGS
Corporate borrowings and capital and financing lease obligations	649,043,000		655,310,000
Stated interest rate (as a percent)	9.75%
5.875% Senior Subordinated Notes due 2022
CORPORATE BORROWINGS
Corporate borrowings and capital and financing lease obligations	375,000,000
Stated interest rate (as a percent)	5.875%
Capital and financing lease obligations
CORPORATE BORROWINGS
Corporate borrowings and capital and financing lease obligations	109,258,000		$ 116,199,000
Capital and financing lease obligations | Minimum
CORPORATE BORROWINGS
Interest rate (as a percent)	8.25%
Capital and financing lease obligations | Maximum
CORPORATE BORROWINGS
Interest rate (as a percent)	11.50%
AMCE | 5.875% Senior Subordinated Notes due 2022
CORPORATE BORROWINGS
Stated interest rate (as a percent)				5.875%